Quarterly Holdings Report
for
Fidelity® Real Estate Equity Central Fund
December 31, 2021
REE-NPRT1-0322
1.9862251.107
Common Stocks - 98.6%
	Shares	Value ($)
Commercial Services & Supplies - 0.4%
REITs - Diversified - 0.4%
CoreCivic, Inc. (a)	858,700	8,561,239
Diversified Financial Services - 0.9%
Multi-Sector Holdings - 0.9%
WeWork, Inc. (a)(b)	2,071,299	17,813,171
Equity Real Estate Investment Trusts (REITs) - 94.3%
REITs - Apartments - 15.9%
Essex Property Trust, Inc.	265,519	93,523,757
Invitation Homes, Inc.	1,509,604	68,445,445
Mid-America Apartment Communities, Inc.	439,300	100,792,992
UDR, Inc.	889,582	53,366,024
		316,128,218
REITs - Diversified - 19.5%
Crown Castle International Corp.	122,500	25,570,650
Digital Realty Trust, Inc.	697,623	123,388,580
Digitalbridge Group, Inc. (a)	1,632,100	13,595,393
Equinix, Inc.	100,038	84,616,142
Lamar Advertising Co. Class A	424,100	51,443,330
VICI Properties, Inc. (b)	2,018,531	60,777,968
Washington REIT (SBI)	1,119,000	28,926,150
		388,318,213
REITs - Health Care - 9.2%
CareTrust (REIT), Inc.	1,155,700	26,384,631
Healthcare Trust of America, Inc.	496,900	16,591,491
Ventas, Inc.	1,789,394	91,473,821
Welltower, Inc.	578,366	49,606,452
		184,056,395
REITs - Hotels - 4.1%
Host Hotels & Resorts, Inc. (a)	846,100	14,713,679
RLJ Lodging Trust	4,792,867	66,764,637
		81,478,316
REITs - Management/Investment - 1.0%
LXP Industrial Trust (REIT)	1,270,637	19,847,350
REITs - Manufactured Homes - 4.0%
Equity Lifestyle Properties, Inc.	913,300	80,059,878
REITs - Office Property - 5.5%
Alexandria Real Estate Equities, Inc.	339,680	75,735,053
Douglas Emmett, Inc.	1,034,862	34,667,877
		110,402,930
REITs - Shopping Centers - 3.4%
Phillips Edison & Co., Inc. (b)	625,110	20,653,634
SITE Centers Corp.	3,018,300	47,779,689
		68,433,323
REITs - Single Tenant - 4.9%
Four Corners Property Trust, Inc.	1,490,100	43,823,841
Spirit Realty Capital, Inc.	1,129,500	54,430,605
		98,254,446
REITs - Storage - 9.2%
CubeSmart	2,407,219	136,994,833
Extra Space Storage, Inc.	207,435	47,031,738
		184,026,571
REITs - Warehouse/Industrial - 17.6%
Americold Realty Trust	716,710	23,500,921
Prologis (REIT), Inc.	1,689,821	284,498,265
Terreno Realty Corp.	507,316	43,268,982
		351,268,168
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,882,273,808
Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
Caesars Entertainment, Inc. (a)	166,910	15,611,092
IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Cyxtera Technologies, Inc. (c)	391,426	4,935,882
Cyxtera Technologies, Inc. Class A (a)	492,341	6,208,420
		11,144,302
Real Estate Management & Development - 1.7%
Real Estate Services - 1.7%
CBRE Group, Inc.	312,100	33,865,971
TOTAL COMMON STOCKS (Cost $1,469,780,258)		1,969,269,583

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	28,793,239	28,798,998
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	41,083,017	41,087,125
TOTAL MONEY MARKET FUNDS (Cost $69,886,123)		69,886,123

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,539,666,381)	2,039,155,706
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(42,234,370)
NET ASSETS - 100.0%	1,996,921,336

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,935,882 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cyxtera Technologies, Inc.	2/21/21	3,914,260

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	10,552,502	247,487,130	229,240,634	3,669	-	-	28,798,998	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	54,870,675	55,037,318	68,820,868	43,733	-	-	41,087,125	0.1%
Total	65,423,177	302,524,448	298,061,502	47,402	-	-	69,886,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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